FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00248
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THE ADAMS EXPRESS COMPANY
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(Exact name of registrant as specified in charter)

7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
The Adams Express Company
7 Saint Paul Street, Suite 1140
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: June 30, 2012

Item 1. Reports to Stockholders.

LETTER TO STOCKHOLDERS

We submit herewith the financial statements of The Adams Express Company (the “Company”) for the six months ended June 30, 2012. Also provided are a schedule of investments and other financial information.

Net assets of the Company at June 30, 2012 were $12.35 per share on 91,106,318 shares outstanding, compared with $11.54 per share at December 31, 2011 on 91,073,899 shares outstanding. On March 1, 2012, a distribution of $0.05 per share was paid, consisting of $0.03 from 2011 investment income, $0.01 from 2011 short-term capital gain, and $0.01 from 2011 long-term capital gain, all taxable in 2012. A 2012 investment income dividend of $0.05 per share was paid June 1, 2012, and another $0.05 per share investment income dividend has been declared to stockholders of record August 10, 2012, payable September 1, 2012. These constitute the first three payments toward our 6% minimum distribution commitment for the year.

Net investment income for the six months ended June 30, 2012 amounted to $7,210,547, compared with $6,322,814 for the same six month period in 2011. These earnings are equal to $0.08 and $0.07 per share, respectively.

Net capital gain realized on investments for the six months ended June 30, 2012 amounted to $18,867,284, or $0.21 per share.

For the six months ended June 30, 2012, the total return on the net asset value (with dividends and capital gains reinvested) of the Company’s shares was 8.0%. The total return on the market value of the Company’s shares for the period was 10.5%. These compare to a 9.5% total return for the Standard & Poor’s 500 Composite Stock Index (“S&P 500”) and an 8.0% total return for the Lipper Large-Cap Core Mutual Funds Average over the same time period.

For the twelve months ended June 30, 2012, the Company’s total return on net asset value was 2.2% and on market value was 1.0%. Comparable figures for the S&P 500 and the Lipper Large-Cap Core Mutual Funds Average were 5.5% and 1.9%, respectively.

Douglas G. Ober has informed the Board of Directors of his plans to retire within the next eighteen months. Daniel E. Emerson, Lead Director of the Board, in commenting on Mr. Ober’s announcement, said “Doug has done an outstanding job guiding the Company through some remarkably turbulent times over the past 21 years. His steady hand and unflappable adherence to his investment principles has served, and will continue to serve, our stockholders well. He has built a strong team at the Company and when he does step down, the Fund will continue in good hands. With his announcement, he has given us the time to carefully identify his successor.”

Investors can find information about the Company, including the daily net asset value (NAV) per share, the market price, and the discount/premium to the NAV, on our website at www.adamsexpress.com. Also available on the website are a history of the Company, historical financial information, links for electronic delivery of stockholder reports, and other useful content.

By order of the Board of Directors,

Douglas G. Ober

Chairman and

Chief Executive Officer

David D. Weaver

President

July 12, 2012

PORTFOLIO REVIEW

June 30, 2012

(unaudited)

Ten Largest Equity Portfolio Holdings

	Market Value	% of Net Assets
Petroleum & Resources Corp.*	$52,395,105	4.7%
Apple Inc.	48,472,000	4.3
Oracle Corp.	22,572,000	2.0
JPMorgan Chase & Co.	21,438,000	1.9
Microsoft Corp.	21,413,000	1.9
McDonald’s Corp.	21,247,200	1.9
Intel Corp.	21,053,500	1.9
Wells Fargo & Co.	20,398,400	1.8
AT&T Corp.	19,613,000	1.7
Target Corp.	18,620,800	1.6

Total	$267,223,005	23.7%

*Non-controlled affiliate

Sector Weightings

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012

(unaudited)

Assets
Investments* at value:
Common stocks (cost $919,758,361)	$1,021,680,727
Non-controlled affiliate, Petroleum & Resources Corporation (cost $34,735,404)	52,395,105
Short-term investments (cost $37,725,422)	37,725,422
Securities lending collateral (cost $20,518,447)	20,518,447	$1,132,319,701
Cash		245,238
Investment securities sold		13,012,616
Dividends and interest receivable		939,251
Prepaid pension cost		986,727
Prepaid expenses and other assets		2,736,745
Total Assets		1,150,240,278
Liabilities
Open written option contracts* at value (proceeds $581,810)		369,362
Obligations to return securities lending collateral		20,518,447
Accrued pension liabilities		3,227,910
Accrued expenses and other liabilities		833,314
Total Liabilities		24,949,033
Net Assets		$1,125,291,245
Net Assets
Common Stock at par value $0.001 per share, authorized 150,000,000 shares; issued and outstanding 91,106,318 shares (includes 139,996 restricted shares, 18,000 nonvested or deferred restricted stock units, and 12,851 deferred stock units) (note 6)		$91,106
Additional capital surplus		993,417,675
Accumulated other comprehensive income (note 5)		(2,406,266)
Undistributed net investment income		1,871,954
Undistributed net realized gain on investments		12,522,261
Unrealized appreciation on investments		119,794,515
Net Assets Applicable to Common Stock		$1,125,291,245
Net Asset Value Per Share of Common Stock		$12.35

* See Schedule of Investments on page 10 and Schedule of Outstanding Written Option Contracts on page 12.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2012

(unaudited)

Investment Income
Income:
Dividends:
From unaffiliated issuers (net of $38,755 in foreign taxes)	$10,456,424
From non-controlled affiliate	328,016
Interest and other income	221,685
Total income	11,006,125
Expenses:
Investment research	1,802,787
Administration and operations	823,905
Directors’ fees	252,385
Travel, training, and other office expenses	167,967
Transfer agent, registrar, and custodian	160,316
Reports and stockholder communications	144,243
Investment data services	132,358
Occupancy	79,588
Legal services	69,858
Audit and accounting services	54,127
Insurance	51,359
Other	56,685
Total expenses	3,795,578
Net Investment Income	7,210,547
Realized Gain and Change in Unrealized Appreciation on Investments
Net realized gain on security transactions	18,220,951
Net realized gain distributed by regulated investment company (non-controlled affiliate)	109,339
Net realized gain on written option contracts	536,994
Change in unrealized appreciation on securities	57,424,908
Change in unrealized appreciation on written option contracts	(141,589)
Net Gain on Investments	76,150,603
Other Comprehensive Income (note 5)
Defined benefit pension plans:
Net actuarial loss arising during period	(169,495)
Amortization of net loss	134,166
Effect of settlement (non-recurring)	267,596
Other Comprehensive Income	232,267
Change in Net Assets Resulting from Operations	$83,593,417

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	(unaudited) Six Months Ended June 30, 2012	Year Ended December 31, 2011
From Operations:
Net investment income	$7,210,547	$13,858,578
Net realized gain on investments	18,867,284	45,998,641
Change in unrealized appreciation on investments	57,283,319	(96,710,494)
Change in accumulated other comprehensive income (note 5)	232,267	(602,411)
Change in net assets resulting from operations	83,593,417	(37,455,686)
Distributions to Stockholders from:
Net investment income	(7,282,153)	(13,335,356)
Net realized gain from investment transactions	(1,805,787)	(44,457,396)
Decrease in net assets from distributions	(9,087,940)	(57,792,752)
From Capital Share Transactions:
Value of shares issued in payment of distributions (note 4)	4,546	20,946,619
Deferred compensation (notes 4, 6)	47,544	363,531
Increase in net assets from capital share transactions	52,090	21,310,150
Total Change in Net Assets	74,557,567	(73,938,288)

Net Assets:
Beginning of period	1,050,733,678	1,124,671,966
End of period (including undistributed net investment income of $1,871,954 and $1,943,560, respectively)	$1,125,291,245	$1,050,733,678

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Adams Express Company (the “Company”) is registered under the Investment Company Act of 1940 as a diversified investment company. The Company is an internally-managed closed-end fund whose investment objectives are preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by Company management. Management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Company ultimately realizes upon sale of the securities.

Affiliated Companies — Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as “Affiliated Companies” in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions and Investment Income — Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of specific identification. Dividend income and distributions to stockholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

Security Valuation — The Company’s investments are reported at fair value as defined under accounting principles general accepted in the United States of America. Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not avail-

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

able are valued at the last quoted bid price. Short-term investments (excluding purchased options and money market funds) are valued at amortized cost, which approximates fair value. Purchased and written options are valued at the last quoted bid and asked price, respectively. Money market funds are valued at net asset value on the day of valuation.

Various inputs are used to determine the fair value of the Company’s investments. These inputs are summarized in the following three levels:

•	Level 1 — fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments,
•	Level 2 — fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments,
•	Level 3 — fair value is determined using the Company’s own assumptions, developed based on the best information available in the circumstances.

The Company’s investments at June 30, 2012 were classified as follows:

	Level 1	Level 2	Level 3	Total
Common stocks	$1,074,075,832	$—	$—	$1,074,075,832
Short-term investments	17,725,722	19,999,700	—	37,725,422
Securities lending collateral	20,518,447	—	—	20,518,447
Total investments	$1,112,320,001	$19,999,700	$—	$1,132,319,701
Written options	$(369,362)	$—	$—	$(369,362)

There were no transfers into or from Level 1 or Level 2 during the six months ended June 30, 2012.

2. Federal Income Taxes

No federal income tax provision is required since the Company’s policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to its stockholders. Additionally, management has analyzed and concluded that tax positions included in federal income tax returns from the previous three years that remain subject to examination do not require any provision. Any income tax-related interest or penalties would be recognized as income tax expense. As of June 30, 2012, the identified cost of securities for federal income tax purposes was $1,017,751,884 and net unrealized appreciation aggregated $114,567,817, consisting of gross unrealized appreciation of $224,156,038 and gross unrealized depreciation of $109,588,221.

Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Such differences are primarily related to the Company’s retirement plans, equity-based compensation, and loss deferrals for wash sales. Differences that are permanent are periodically reclassified in the capital accounts of the Company’s financial statements and have no impact on net assets.

3. Investment Transactions

The Company’s investment decisions are made by a committee of management, and recommendations to that committee are made by the research staff. Purchases and sales of portfolio securities, other than options and short-term investments, during the six months ended June 30, 2012 were $147,429,996 and $152,299,742, respectively.

The Company is subject to changes in the value of equity securities held (“equity price risk”) in the normal course of pursuing its investment objectives. The Company may purchase and write option contracts to increase or decrease its equity price risk exposure or may write option contracts to generate additional income. Option contracts generally entail risks associated with counterparty credit, liquidity, and unfavorable equity price movements. The Company has mitigated counterparty credit and liquidity risks by trading its options through an exchange. The risk of unfavorable equity price movements is limited for purchased options to the premium paid and for written options by writing only covered call or collateralized put option contracts, which require the Company to segregate certain securities or cash at its custodian when the option is written. A schedule of outstanding written option contracts as of June 30, 2012 can be found on page 12.

When the Company writes (purchases) an option, an amount equal to the premium received (paid) by the Company is recorded as a liability (asset) and is subsequently marked to market daily in the Statement of Assets and Liabilities, with any related change recorded as an unrealized gain or loss in the Statement of Operations. Premiums received (paid) from unexercised options are treated as realized gains (losses) on the expiration date. Upon the exercise of written put (purchased call) option contracts, premiums received (paid) are deducted from (added to) the cost basis of the underlying securities purchased. Upon the exercise of written call (purchased put) option contracts, premiums received (paid) are added to (deducted from) the proceeds from the sale of underlying securities in determining whether there is a realized gain or loss.

Transactions in written covered call and collateralized put options during the six months ended June 30, 2012 were as follows:

	Covered Calls		Collateralized Puts
	Contracts	Premiums	Contracts	Premiums
Options outstanding, December 31, 2011	676	$116,650	1,259	$327,066
Options written	5,944	780,937	5,316	916,100
Options terminated in closing purchase transactions	(900)	(140,182)	(631)	(186,904)
Options expired	(3,564)	(500,210)	(3,355)	(616,385)
Options exercised	(250)	(27,049)	(775)	(88,213)
Options outstanding, June 30, 2012	1,906	$230,146	1,814	$351,664

4. Capital Stock

The Company has 10,000,000 authorized and unissued preferred shares, $0.001 par value.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

During 2012, 425 shares of Common Stock were issued at a weighted average price of $10.58 per share as dividend equivalents to holders of deferred stock units and restricted stock units under the 2005 Equity Incentive Compensation Plan.

On December 27, 2011, the Company issued 2,147,935 shares of its Common Stock at a price of $9.745 per share (the average market price on December 7, 2011) to stockholders of record on November 21, 2011, who elected to take stock in payment of the distribution from 2011 capital gain and investment income. During 2011, 1,435 shares were issued at a weighted average price of $10.43 per share as dividend equivalents to holders of deferred stock units and restricted stock units under the 2005 Equity Income Compensation Plan.

The Company may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable.

Transactions in Common Stock for 2012 and 2011 were as follows:

	Shares		Amount
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Shares issued in payment of distributions	425	2,149,370	$4,546	$20,946,619
Net activity under the 2005 Equity Incentive Compensation Plan	31,994	39,343	47,544	363,531
Net change	32,419	2,188,713	52,090	21,310,150

5. Retirement Plans

Defined Contribution Plans — The Company sponsors a qualified defined contribution plan for all employees with at least six months of service and a nonqualified defined contribution plan for eligible employees to supplement the qualified plan. The Company expensed contributions to the plans in the amount of $111,009, a portion thereof based on company performance, for the six months ended June 30, 2012. The Company does not provide postretirement medical benefits.

Defined Benefit Plans — On October 1, 2009, the Company froze its non-contributory qualified and nonqualified defined benefit pension plans. Benefits are based on length of service and compensation during the last five years of employment through September 30, 2009, with no additional benefits being accrued beyond that date.

The funded status of the plans is recognized as an asset (overfunded plan) or a liability (underfunded plan) in the Statement of Assets and Liabilities. Changes in the prior service costs and accumulated actuarial gains and losses are recognized as accumulated other comprehensive income, a component of net assets, in the year in which the changes occur and are subsequently amortized into net periodic pension cost. Non-recurring settlement costs are recognized in net periodic pension cost when a plan participant receives a lump-sum benefit payment and includes the amount of which is in excess of the present value of the projected benefit and any unamortized actuarial losses attributable to the portion of the projected benefit obligation being satisfied.

The Company’s policy is to contribute annually to the plans those amounts that can be deducted for federal income tax purposes, plus additional amounts as the Company deems appropriate in order to provide assets sufficient to meet benefits to be paid to plan participants. The Company made no contributions to the qualified plan and contributed $27,664 to the nonqualified plan during the six months ended June 30, 2012, and anticipates making additional contributions of up to $950,000 in the aggregate over the remainder of 2012.

Items impacting the Company’s net investment income and accumulated other comprehensive income were:

	Six months ended June 30, 2012	Year ended December 31, 2011
Components of net periodic pension cost
Interest cost	$179,683	$389,980
Expected return on plan assets	(139,253)	(436,909)
Net loss component	134,166	191,093
Effect of settlement (non-recurring)	267,596	—
Net periodic pension cost	$442,192	$144,164

	Six months ended June 30, 2012	Year ended December 31, 2011
Accumulated other comprehensive income
Defined benefit pension plans:
Balance at beginning of period	$(2,638,533)	$(2,036,122)
Current period other comprehensive income	232,267	(602,411)
Balance at end of period	$(2,406,266)	$(2,638,533)

6. Equity-Based Compensation

The 2005 Equity Incentive Compensation Plan (“2005 Plan”), adopted at the 2005 Annual Meeting and re-approved at the 2010 Annual Meeting, permits the grant of restricted stock awards (both performance and nonperformance-based), as well as stock option and other stock incentives to key employees and all non-employee directors. Performance-based restricted stock awards vest at the end of a specified three year period, with the ultimate number of shares earned contingent on achieving certain performance targets. If performance targets are not achieved, all or a portion of the performance-based restricted shares are forfeited and become available for future grants. Nonperformance-based restricted stock awards vest ratably over a three year period and nonperformance-based restricted stock units (granted to non-employee directors) vest over a one year period. Payment of awards may be deferred, if elected. It is the current intention that employee grants will be performance-based. The 2005 Plan provides for accelerated vesting in the event of death or retirement. Non-employee directors also may elect to defer a portion of their cash compensation, with such deferred amount to be paid by delivery of deferred stock units. Outstanding awards were granted at fair market value on grant date. The 2005 Plan provides for the

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

issuance of up to 3,413,131 shares of the Company’s Common Stock, of which 3,109,144 shares remain available for future grants at June 30, 2012.

A summary of the status of the Company’s awards granted under the 2005 Plan as of June 30, 2012, and changes during the six month period then ended, is presented below:

Awards	Shares/ Units	Weighted Average Grant-Date Fair Value
Balance at December 31, 2011	158,237	$9.96
Granted:
Restricted stock	55,494	10.15
Restricted stock units	6,000	10.98
Deferred stock units	121	10.54
Vested & issued	(28,367)	8.78
Forfeited	(20,638)	8.41
Balance at June 30, 2012 (includes 136,260 performance-based awards and 34,587 nonperformance-based awards)	170,847	$10.56

Compensation costs resulting from awards granted under the 2005 Plan are based on the fair value of the award on grant date (determined by the average of the high and low price on grant date) and recognized on a straight-line basis over the requisite service period. For those awards with performance conditions, compensation costs are based on the most probable outcome and, if such goals are not met, compensation cost is not recognized and any previously recognized compensation cost is reversed. The total compensation costs for restricted stock granted to employees for the period ended June 30, 2012 were $103,278. The total compensation costs for restricted stock units granted to non-employee directors for the period ended June 30, 2012 were $33,135. As of June 30, 2012, there were total unrecognized compensation costs of $810,796, a component of additional capital surplus, related to nonvested equity-based compensation arrangements granted under the 2005 Plan. Those costs are expected to be recognized over a weighted average period of 1.78 years. The total fair value of shares and units vested and issued during the six month period ended June 30, 2012 was $287,336.

The Stock Option Plan of 1985 (“1985 Plan”) has been discontinued and, as of June 30, 2012, there are no remaining grants of stock options and stock appreciation rights outstanding.

A summary of option activity under the 1985 Plan as of June 30, 2012, and changes during the six month period then ended, is presented below:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	24,857	$8.70	0.16
Exercised	(24,857)	8.70	—	$40,049
Outstanding at June 30, 2012	—	$—	—	$—

Compensation cost resulting from stock options and stock appreciation rights granted under the 1985 Plan is based on the intrinsic value of the award, recognized over the award’s vesting period, and remeasured at each reporting date through the date of settlement. The total compensation cost recognized for the six months ended June 30, 2012 was $16,919.

7. Officer and Director Compensation

The aggregate remuneration paid during the six months ended June 30, 2012 to officers and directors amounted to $1,885,692, of which $267,468 was paid to directors who were not officers. These amounts represent the taxable income to the Company’s officers and directors and therefore differ from the amounts reported in the accompanying Statement of Operations that are recorded and expensed in accordance with generally accepted accounting principles.

8. Portfolio Securities Loaned

The Company makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Company on the next business day. Cash deposits are placed in a registered money market fund. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At June 30, 2012, the Company had securities on loan of $20,586,510 and held cash collateral of $20,518,447; additional collateral was delivered the next business day in accordance with the procedure described above. The Company is indemnified by the Custodian, serving as lending agent, for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

9. Operating Lease Commitment

The Company leases office space and equipment under operating lease agreements expiring at various dates through the year 2016. Petroleum & Resources Corporation, the Company’s non-controlled affiliate, shares in the rental payments, based on a predetermined cost sharing methodology. The Company recognized rental expense of $72,356 in the first half of 2012, and its estimated portion of future minimum rental commitments are as follows:

2012	$79,967
2013	158,100
2014	158,558
2015	158,836
2016	76,736
Total	$632,197

FINANCIAL HIGHLIGHTS

	(unaudited) Six Months Ended				Year Ended December 31
	June 30, 2012		June 30, 2011		2011	2010	2009	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$11.54		$12.65		$12.65	$11.95	$9.61	$15.72	$15.86

Net investment income	0.08		0.07		0.16	0.15	0.13	0.25	0.30*

Net realized gains and increase (decrease) in unrealized appreciation	0.83		0.27		(0.56)	1.10	2.64	(5.68)	0.61

Change in accumulated other comprehensive income (note 5)	—		—		(0.01)	—	0.04	(0.05)	—

Total from investment operations	0.91		0.34		(0.41)	1.25	2.81	(5.48)	0.91

Less distributions

Dividends from net investment income	(0.08)		(0.08)		(0.15)	(0.14)	(0.15)	(0.26)	(0.32)

Distributions from net realized gains	(0.02)		(0.02)		(0.50)	(0.37)	(0.30)	(0.38)	(0.71)

Total distributions	(0.10)		(0.10)		(0.65)	(0.51)	(0.45)	(0.64)	(1.03)

Capital share repurchases	—		—		—	—	0.02	0.05	0.04

Reinvestment of distributions	—		—		(0.05)	(0.04)	(0.04)	(0.04)	(0.06)

Total capital share transactions	—		—		(0.05)	(0.04)	(0.02)	0.01	(0.02)

Net asset value, end of period	$12.35		$12.89		$11.54	$12.65	$11.95	$9.61	$15.72

Market price, end of period	$10.55		$11.14		$9.64	$10.72	$10.10	$8.03	$14.12

Total Investment Return

Based on market price	10.5%		4.8%		(4.2)%	11.5%	32.1%	(38.9)%	9.4%

Based on net asset value	8.0%		2.8%		(2.8)%	11.2%	30.6%	(34.4)%	6.5%

Ratios/Supplemental Data

Net assets, end of period (in 000’s)	$1,125,291		$1,146,497		$1,050,734	$1,124,672	$1,045,027	$840,012	$1,378,480

Ratio of expenses to average net assets†	0.68%	††	0.52%	††	0.55%	0.58%	0.90%	0.48%	0.44%

Ratio of net investment income to average net assets†	1.28%	††	1.09%	††	1.25%	1.29%	1.30%	1.82%	1.82%

Portfolio turnover	27.72%	††	19.51%	††	21.50%	16.15%	15.05%	18.09%	10.46%

Number of shares outstanding at end of period (in 000’s)	91,106		88,920		91,074	88,885	87,415	87,406	87,669

*	In 2007, the Company received $5,100,000, or $0.06 per share, in a special cash dividend from Dean Foods Co., of which $2,295,000, or $0.03 per share, was considered a taxable dividend.
†	For 2009, the ratios of expenses and net investment income to average net assets were 0.76% and 1.44%, respectively, after adjusting for non-recurring pension expenses as described in footnote 5. For 2012, the adjusted ratios were 0.63% and 1.33%, respectively.
††	Ratios presented on an annualized basis.

SCHEDULE OF INVESTMENTS

June 30, 2012

(unaudited)

	Shares	Value (A)
Common Stocks — 95.4%
Consumer Discretionary — 10.6%
BorgWarner, Inc. (C)	110,000	$7,214,900
Columbia Sportswear Co.	200,000	10,724,000
Lowe’s Companies, Inc.	600,000	17,064,000
Marriott International Inc. (Class A)	300,000	11,760,000
McDonald’s Corp. (F)	240,000	21,247,200
Newell Rubbermaid Inc.	400,000	7,256,000
Ryland Group, Inc.	333,500	8,530,930
Target Corp.	320,000	18,620,800
Walt Disney Co.	360,000	17,460,000

		119,877,830

Consumer Staples — 10.4%
Avon Products, Inc.	359,600	5,829,116
Bunge Ltd.	130,000	8,156,200
Coca-Cola Co.	150,000	11,728,500
CVS/Caremark Corp.	295,000	13,785,350
Diageo plc ADR	50,000	5,153,500
PepsiCo, Inc. (G)	250,000	17,665,000
Philip Morris International Inc.	150,000	13,089,000
Procter & Gamble Co.	280,000	17,150,000
Safeway Inc. (B)	340,000	6,171,000
Senomyx, Inc. (B) (C)	1,284,400	3,018,340
Unilever plc ADR (B)	440,000	14,841,200

		116,587,206

Energy — 10.7%
Anardarko Petroleum Corp. (F)	50,000	3,310,000
Chevron Corp.	156,000	16,458,000
CONSOL Energy Inc.	73,700	2,228,688
Exxon Mobil Corp. (G)	105,000	8,984,850
Halliburton Co.	150,000	4,258,500
National Oilwell Varco, Inc. (F)	100,000	6,444,000
Noble Corp. (C)	120,000	3,903,600
Peabody Energy Corp.	38,560	945,491
Petroleum & Resources Corp. (D)	2,186,774	52,395,105
Schlumberger Ltd.	120,000	7,789,200
Seadrill Ltd.	40,000	1,420,800
Spectra Energy Corp.	405,780	11,791,967

		119,930,201

Financials — 12.5%
Banks — 3.4%
Hancock Holding Co.	100,000	3,044,000
PNC Financial Services Group, Inc.	235,000	14,360,850
Wells Fargo & Co.	610,000	20,398,400

		37,803,250

Diversified Financials — 5.8%
Affiliated Managers Group, Inc. (C)	40,000	4,378,000
Bank of America Corp.	930,000	7,607,400
Bank of New York Mellon Corp.	403,775	8,862,861
Capital One Financial Corp.	225,000	12,298,500
JPMorgan Chase & Co.	600,000	21,438,000
Morgan Stanley	120,000	1,750,800
T. Rowe Price Group, Inc.	135,000	8,499,600

		64,835,161

Insurance — 3.1%
ACE Ltd. (C)	165,000	12,231,450
AXIS Capital Holdings, Ltd.	220,000	7,161,000
MetLife Inc.	285,000	8,792,250
Prudential Financial, Inc.	150,000	7,264,500

		35,449,200

Real Estate — 0.2%
Digital Realty Trust Inc.	30,000	2,252,100

Health Care — 12.3%
Amerigroup Corp. (C)	115,000	7,579,650
Bristol-Myers Squibb Co.	159,061	5,718,243
Celgene Corp. (C)	120,000	7,699,200
Express Scripts Holding Co. (C)	250,000	13,957,500
Gilead Sciences, Inc. (C)	250,000	12,820,000
Johnson & Johnson	170,000	11,485,200
Life Technologies Corp. (C)	200,000	8,998,000
McKesson Corp.	96,000	9,000,000
Medtronic, Inc.	350,000	13,555,500
Pfizer Inc.	800,000	18,400,000
Teva Pharmaceutical Industries Ltd. ADR	220,000	8,676,800
UnitedHealth Group Inc.	227,500	13,308,750
Zimmer Holdings, Inc.	115,000	7,401,400

		138,600,243

Industrials — 11.0%
Caterpillar Inc.	120,000	10,189,200
Eaton Corp.	205,000	8,124,150
Emerson Electric Co.	170,000	7,918,600
FedEx Corp.	115,000	10,535,150
General Electric Co.	680,000	14,171,200
Goodrich Corp.	67,000	8,502,300
Honeywell International Inc.	255,000	14,239,200
Kansas City Southern	100,000	6,956,000
Masco Corp.	725,000	10,055,750
Norfolk Southern Corp.	100,000	7,177,000
Spirit AeroSystems Holdings, Inc. (Class A) (C)	500,000	11,915,000
Terex Corp. (C)	260,000	4,635,800
United Technologies Corp.	127,500	9,630,075

		124,049,425

Information Technology — 17.3%
Semiconductors — 2.2%
Broadcom Corp. (Class A) (C)	100,000	3,380,000
Intel Corp.	790,000	21,053,500

		24,433,500

Software & Services — 6.9%
Automatic Data Processing, Inc.	200,000	11,132,000
Cognizant Technology Solutions Group (Class A) (C)	160,000	9,600,000
Google Inc. (Class A) (C) (F)	22,400	12,993,568

SCHEDULE OF INVESTMENTS (CONTINUED)

June 30, 2012

(unaudited)

	Shares	Value (A)
Microsoft Corp.	700,000	$21,413,000
Oracle Corp.	760,000	22,572,000

		77,710,568

Technology Hardware & Equipment — 8.2%
ADTRAN, Inc.	102,200	3,085,418
Apple Inc. (C) (G)	83,000	48,472,000
Cisco Systems, Inc.	850,000	14,594,500
F5 Networks, Inc. (C)	10,000	995,600
Hewlett-Packard Co.	250,000	5,027,500
NetApp, Inc. (C)	125,000	3,977,500
QUALCOMM Inc.	300,000	16,704,000

		92,856,518

Materials — 4.0%
Air Products and Chemicals, Inc.	30,000	2,421,900
CF Industries Holdings, Inc. (F)	38,531	7,464,996
Cliffs Natural Resources Inc. (F)	65,000	3,203,850
Dow Chemical Co.	360,000	11,340,000
Freeport-McMoRan Copper & Gold Inc. (F)	165,700	5,645,399
Potash Corporation of Saskatchewan Inc. (F)	130,100	5,684,069
Praxair, Inc. (F)	67,500	7,339,275
Teck Resources Ltd. (Class B)	76,000	2,351,440

		45,450,929

Telecom Services — 4.2%
AT&T Corp.	550,000	19,613,000
CenturyLink, Inc.	360,000	14,216,400
Verizon Communications Inc.	300,000	13,332,000

		47,161,400

Utilities — 2.4%
MDU Resources Group, Inc.	310,600	6,712,066
NiSource Inc.	132,500	3,279,375
Northeast Utilities	156,000	6,054,360
South Jersey Industries, Inc.	100,000	5,097,000
Wisconsin Energy Corp.	150,000	5,935,500

		27,078,301

Total Common Stocks (Cost $954,493,765)		1,074,075,832

Short-Term Investments — 3.4%
Commercial Paper — 1.8%
ENI Finance USA Inc., 0.54%, due 7/2/12	$20,000,000	19,999,700

Money Market Account — 1.6%
M&T Bank, 0.25%	$17,685,722	17,685,722

Money Market Funds — 0.0%
Fidelity Institutional Money Market - Government Portfolio, 0.01% (E)	10,000	10,000
RBC U.S. Government Money Market (Institutional Class I), 0.01% (E)	10,000	10,000
Vanguard Federal Money Market, 0.01% (E)	10,000	10,000
Western Asset Institutional Government Reserves (Institutional Class), 0.05% (E)	10,000	10,000

		40,000

Total Short-Term Investments (Cost $37,725,422)		37,725,422

Securities Lending Collateral — 1.8% (Cost $20,518,447)
Money Market Funds — 1.8%
Invesco Short-Term Investment Trust - Liquid Assets Portfolio (Institutional Class), 0.16% (E)	20,518,447	20,518,447

Total Investments — 100.6% (Cost $1,012,737,634)		1,132,319,701
Cash, receivables, prepaid expenses and other assets, less liabilities — (0.6)%		(7,028,456)

Net Assets — 100.0%		$1,125,291,245

Notes:

(A)	Securities are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation. See note 1 to financial statements.
(B)	A portion of shares held are on loan. See note 8 to financial statements.
(C)	Presently non-dividend paying.
(D)	Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(E)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.
(F)	All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $16,239,020.
(G)	All or a portion of this security is pledged to collateralize open written put option contracts with an aggregate market value to deliver upon exercise of $20,005,500.

SCHEDULE OF OUTSTANDING WRITTEN OPTION CONTRACTS

June 30, 2012

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date		Value

COVERED CALLS
160	Anadarko Petroleum Corp.	$ 80	Aug	12	$7,360
92	CF Industries Holdings, Inc.	195	Aug	12	90,620
76	CF Industries Holdings, Inc.	220	Aug	12	14,440
76	CF Industries Holdings, Inc.	250	Aug	12	1,140
200	Cliffs Natural Resources Inc.	57.50	Jul	12	3,800
200	Cliffs Natural Resources Inc.	60	Jul	12	2,600
144	Cliffs Natural Resources Inc.	95	Jul	12	576
411	Freeport-McMoRan Copper & Gold Inc.	35	Jul	12	24,249
50	Google Inc.	640	Jul	12	11,750
100	McDonald's Corp.	95	Sep	12	4,200
200	National Oilwell Varco, Inc.	80	Aug	12	2,200
130	Potash Corporation of Saskatchewan Inc.	47.50	Sep	12	14,430
67	Praxair, Inc.	120	Jul	12	1,005

1,906					178,370

COLLATERALIZED PUTS
100	ADTRAN, Inc.	27	Jul	12	4,500
50	Apple Inc.	500	Jul	12	1,500
100	Apple Inc.	525	Jul	12	8,400
100	BorgWarner, Inc.	60	Jul	12	4,500
200	Caterpillar Inc.	75	Jul	12	5,600
200	Caterpillar Inc.	70	Aug	12	14,000
100	Caterpillar Inc.	82.50	Aug	12	31,500
76	CF Industries Holdings, Inc.	140	Aug	12	3,572
38	CF Industries Holdings, Inc.	140	Nov	12	12,920
100	Diageo plc ADR	90	Jul	12	1,500
100	Diageo plc ADR	80	Oct	12	5,500
200	National Oilwell Varco, Inc.	65	Aug	12	76,000
100	Panera Bread Co. (Class A)	130	Jul	12	10,000
150	Philip Morris International Inc.	72.50	Sep	12	4,500
200	Seadrill Ltd.	34	Jul	12	7,000

1,814					190,992

	Total Option Liability (Unrealized Gain of $212,448)				$369,362

CHANGES IN PORTFOLIO SECURITIES

During the Three Months Ended June 30, 2012

(unaudited)

	Shares
	Additions	Reductions	Held June 30, 2012
Affiliated Managers Group, Inc.	21,000		40,000
Amerigroup Corp.	115,000		115,000
Anadarko Petroleum Corp.	50,000		50,000
Apple, Inc	3,000		83,000
AT&T Corp.	75,000		550,000
AXIS Capital Holdings, Ltd.	30,000		220,000
BorgWarner, Inc.	10,000	35,000	110,000
Cognizant Technology Solutions Group (Class A)	10,000		160,000
Diageo plc ADR	48,000		50,000
Digital Realty Trust Inc.	15,000		30,000
Eaton Corp.	205,000		205,000
Express Scripts Holding Co.	30,000		250,000
Facebook, Inc.	1,000	1,000	—
General Electric Co.	140,000		680,000
Goodrich Corp.	37,000		67,000
Hancock Holding Co.	100,000		100,000
Kansas City Southern	45,000		100,000
McKesson Corp.	75,200		96,000
NiSource Inc.	57,500		132,500
Noble Corp.	120,000		120,000
Terex Corp.	240,000		260,000
United Technologies Corp.	27,500		127,500
Verizon Communications Inc.	70,000		300,000
Capital One Financial Corp.		15,000	225,000
Caterpillar Inc.		40,000	120,000
Chevron Corp.		10,000	156,000
Cliffs Natural Resources Inc.		16,000	65,000
Coca-Cola Co.		50,000	150,000
Emerson Electric Co.		50,000	170,000
Exxon Mobil Corp.		10,000	105,000
F5 Networks, Inc .		35,000	10,000
Freeport-McMoRan Copper & Gold Inc.		40,000	165,700
Johnson & Johnson		85,000	170,000
Northeast Utilities		37,000	156,000
Old Dominion Freight Line, Inc.		35,000	—
Peabody Energy Corp.		2,500	38,560
PepsiCo, Inc.		50,000	250,000
Ryland Group, Inc.		280,000	333,500
Seadrill Ltd.		60,100	40,000
T. Rowe Price Group, Inc.		15,000	135,000
Teck Resources Ltd. (Class B)		19,000	76,000
Unilever plc ADR		20,000	440,000
Walt Disney Co.		120,000	360,000
Wells Fargo & Co.		45,000	610,000

HISTORICAL FINANCIAL STATISTICS

(unaudited)

Dec. 31	Value Of Net Assets	Shares Outstanding	Net Asset Value Per Share	Market Value Per Share	Dividends From Investment Income Per Share		Distributions From Net Realized Gains Per Share		Total Dividends and Distributions Per Share		Annual Distribution Rate*
2002	$1,024,810,092	84,536,250	$12.12	$10.57	$.19		$.57		$.76		6.2%
2003	1,218,862,456	84,886,412	14.36	12.41	.17		.61		.78		6.8
2004	1,295,548,900	86,135,292	15.04	13.12	.24		.66		.90		7.1
2005	1,266,728,652	86,099,607	14.71	12.55	.22		.64		.86		6.7
2006	1,377,418,310	86,838,223	15.86	13.87	.23		.67		.90		6.8
2007	1,378,479,527	87,668,847	15.72	14.12	.32		.71		1.03		7.1
2008	840,012,143	87,406,443	9.61	8.03	.26		.38		.64		5.7
2009	1,045,027,339	87,415,193	11.95	10.10	.15		.30		.45		5.2
2010	1,124,671,966	88,885,186	12.65	10.72	.14		.37		.51		5.1
2011	1,050,733,678	91,073,899	11.54	9.64	.15		.50		.65		6.1
June 30, 2012	1,125,291,245	91,106,318	12.35	10.55	.13	†	.02	†	.15	†	—

*	The annual distribution rate is the total dividends and capital gain distributions during the year divided by the average month-end market price of the Company’s Common Stock for the calendar year in years prior to 2011 and for the twelve months ended October 31 beginning in 2011, which is consistent with the calculation to determine the distribution commitment announced in September 2011.
†	Paid or declared.

This report, including the financial statements herein, is transmitted to the stockholders of The Adams Express Company for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Company or of any securities mentioned in the report. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is no guarantee of future investment results.

OTHER INFORMATION

Dividend Payment Schedule

The Company presently pays dividends four times a year, as follows: (a) three interim distributions on or about March 1, June 1, and September 1, and (b) a “year-end” distribution, payable in late December, consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31 and, if applicable, a return of capital. Stockholders may elect to receive the year-end distribution in stock or cash. In connection with this distribution, all stockholders of record are sent a dividend announcement notice and an election card in mid-November. Stockholders holding shares in “street” or brokerage accounts may make their election by notifying their brokerage house representative.

Statement on Quarterly Filing of Complete Portfolio Schedule

In addition to publishing its complete schedule of portfolio holdings in the First and Third Quarter Reports to Stockholders, the Company also files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Company also posts a link to its Forms N-Q on its website at www.adamsexpress.com under the headings “Investment Information”, “Financial Reports” and then “SEC Filings”.

Proxy Voting Policies and Record

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities owned by the Company and the Company’s proxy voting record for the 12-month period ended June 30, 2012 are available (i) without charge, upon request, by calling the Company’s toll free number at (800) 638-2479; (ii) on the Company’s website at www.adamsexpress.com under the headings “About Adams Express” and “Corporate Information”; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Privacy Policy

In order to conduct its business, the Company, through its transfer agent, currently American Stock Transfer & Trust Company, collects and maintains certain nonpublic personal information about our stockholders of record with respect to their transactions in shares of our securities. This information includes the stockholder’s address, tax identification or Social Security number, share balances, and dividend elections. We do not collect or maintain personal information about stockholders whose shares of our securities are held in “street name” by a financial institution such as a bank or broker.

We do not disclose any nonpublic personal information about you, our other stockholders or our former stockholders to third parties unless necessary to process a transaction, service an account or as otherwise permitted by law.

To protect your personal information internally, we restrict access to nonpublic personal information about our stockholders to those employees who need to know that information to provide services to our stockholders. We also maintain certain other safeguards to protect your nonpublic personal information.

The Adams Express Company

Seven St. Paul Street, Suite 1140, Baltimore, MD 21202

(410) 752-5900            (800) 638-2479

Website: www.adamsexpress.com

E-mail: contact@adamsexpress.com

Counsel: Chadbourne & Parke LLP

Independent Registered Public Accounting Firm: PricewaterhouseCoopers LLP

Custodian of Securities: Brown Brothers Harriman & Co.

Transfer Agent & Registrar: American Stock Transfer & Trust Company

Stockholder Relations Department

59 Maiden Lane

New York, NY 10038

(877) 260-8188

Website: www.amstock.com

E-mail: info@amstock.com

THE ADAMS EXPRESS COMPANY

Board of Directors

Enrique R. Arzac [2,3]	Roger W. Gale [2,4]
Phyllis O. Bonanno [1,3,5]	Kathleen T. McGahran [2,3]
Kenneth J. Dale [2,4]	Douglas G. Ober [1]
Daniel E. Emerson [1,3,5]	Craig R. Smith [1,3],5
Frederic A. Escherich [1,4,5]
1.	Member of Executive Committee
2.	Member of Audit Committee
3.	Member of Compensation Committee
4.	Member of Retirement Benefits Committee
5.	Member of Nominating and Governance Committee

Officers

Douglas G. Ober, CFA	Chairman and Chief Executive Officer
David D. Weaver, CFA	President
Nancy J. F. Prue, CFA	Executive Vice President
Lawrence L. Hooper, Jr.	Vice President, General Counsel and Secretary
Richard A. Church	Vice President—Research
David R. Schiminger, CFA	Vice President—Research
D. Cotton Swindell, CFA	Vice President—Research
Brian S. Hook, CFA, CPA	Chief Financial Officer and Treasurer
Christine M. Sloan, CPA	Assistant Treasurer

Stock Data

Market Price (6/30/12)	$10.55
Net Asset Value (6/30/12)	$12.35
Discount:	14.6%

New York Stock Exchange ticker symbol: ADX

NASDAQ Quotation Symbol for NAV: XADEX

Distributions in 2012

From Investment Income (paid or declared)	$0.13
From Net Realized Gains	0.02

Total	$0.15

2012 Dividend Payment Dates

March 1, 2012

June 1, 2012

September 1, 2012

December 27, 2012*

*Anticipated

Item 2. Code of Ethics.

Item not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Item not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Item not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Item not applicable to semi-annual report.

Item 6. Investments.

(a) This schedule is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Item not applicable to semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Item not applicable to semi-annual report.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

	Total Number of Shares (or Units Purchased)		Average Price Paid per Share (or Unit)	Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs		Maximum Number of Shares (or Units) That May Yet Be Purchased Under the Plans or Programs
	----------------------------------		----------------------------------	----------------------------------		----------------------------------
January 2012	0		$0.00	0		4,446,272
February 2012	0		$0.00	0		4,446,272
March 2012	0		$0.00	0		4,446,272
April 2012	0		$0.00	0		4,446,272
May 2012	0		$0.00	0		4,446,272
June 2012	0		$0.00	0		4,446,272	(2)
	----------------------------------		----------------------------------	----------------------------------
Total	0	(1)	$0.00	0	(2)

(1) There were no shares purchased other than through a publicly announced plan or program.

(2.a) The Plan was announced on December 8, 2011.

(2.b) The share amount approved in 2011 was 5% of outstanding shares, or 4,446,272 shares.

(2.c) Unless reapproved, the Plan will expire on December 31, 2012.

(2.d) None.

(2.e) None.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors made or implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable. See registrant's response to Item 2 above.
	(2)

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

	(3)	Written solicitation to purchases securities: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Adams Express Company

By:	/s/ Douglas G. Ober
Douglas G. Ober
Chairman and Chief Executive Officer
(Principal Executive Officer)

Date:	July 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Douglas G. Ober
Douglas G. Ober
Chairman and Chief Executive Officer
(Principal Executive Officer)

Date:	July 20, 2012

By:	/s/ Brian S. Hook
Brian S. Hook
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	July 20, 2012